UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 1.6%, compared with a total return of 1.4% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 2.1%. The Fund’s NAV per share was $21.04, while the price of the publicly traded shares closed at $18.48 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)					Since Inception (11/28/03)

	Quarter	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	1.56%	(5.55)%	8.58%	6.34%	7.39%
Investment Total Return (c)	2.07	(6.70)	9.46	7.74	6.78
S&P 500 Index	1.35	1.78	11.58	7.01	7.75
Dow Jones Industrial Average	2.18	2.07	10.21	7.50	7.60
Nasdaq Composite Index	(2.41)	0.66	13.31	8.79	6.78
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.5%
	Aerospace — 1.8%
34,000	Kaman Corp.	$1,451,460
107,000	Rockwell Automation Inc.	12,171,250
1,507,000	Rolls-Royce Holdings plc	14,761,354
89,000	The Boeing Co.	11,297,660

		39,681,724

	Agriculture — 0.0%
1,000	Bunge Ltd.	56,670

	Automotive — 0.8%
325,000	Ford Motor Co.	4,387,500
205,000	General Motors Co.	6,443,150
239,000	Navistar International Corp.†	2,992,280
80,000	PACCAR Inc.	4,375,200

		18,198,130

	Automotive: Parts and Accessories — 2.3%
218,400	Dana Holding Corp.	3,077,256
88,000	Federal-Mogul Holdings Corp.†	869,440
334,000	Genuine Parts Co.	33,186,240
133,000	Johnson Controls Inc.	5,183,010
23,400	O’Reilly Automotive Inc.†	6,403,644
17,000	Visteon Corp.	1,353,030

		50,072,620

	Aviation: Parts and Services — 0.3%
100,000	B/E Aerospace Inc.	4,612,000
39,000	KLX Inc.†	1,253,460

		5,865,460

	Broadcasting — 0.5%
24,500	CBS Corp., Cl. A, Voting	1,430,923
8,000	Dolby Laboratories Inc., Cl. A	347,680
9,000	Liberty Broadband Corp., Cl. C†	521,550
41,032	Liberty Global plc, Cl. A†	1,579,732
150,574	Liberty Global plc, Cl. C†	5,655,559
8,000	Liberty Media Corp., Cl. A†	309,040
16,000	Liberty Media Corp., Cl. C†	609,440
89,000	MSG Networks Inc., Cl. A†	1,538,810

		11,992,734

	Building and Construction — 0.2%
78,000	Fortune Brands Home & Security Inc.	4,371,120
80,000	Layne Christensen Co.†	575,200

		4,946,320

	Business Services — 1.5%
25,000	Aramark	828,000
85,000	Diebold Inc.	2,457,350
150,000	Fly Leasing Ltd., ADR	1,906,500
3,200	Jardine Matheson Holdings Ltd.	182,656
155,000	Macquarie Infrastructure Corp.	10,453,200
179,000	MasterCard Inc., Cl. A	16,915,500

Shares		Market Value

27,000	The Brink’s Co.	$906,930

		33,650,136

	Cable and Satellite — 1.9%
67,000	AMC Networks Inc., Cl. A†	4,350,980
400	Cable One Inc.	174,852
392,000	Cablevision Systems Corp., Cl. A	12,936,000
15,000	Cogeco Inc.	657,170
80,000	Comcast Corp., Cl. A	4,886,400
181,000	DISH Network Corp., Cl. A†	8,373,060
50,000	EchoStar Corp., Cl. A†	2,214,500
1,801	Liberty Global plc LiLAC, Cl. A†	63,143
4,078	Liberty Global plc LiLAC, Cl. C†	154,475
9,241	Liberty Ventures, Cl. A†	361,508
171,000	Rogers Communications Inc., Cl. B	6,843,420
5,000	Time Warner Cable Inc.	1,023,100

		42,038,608

	Communications Equipment — 0.7%
235,000	Cisco Systems Inc.	6,690,450
384,000	Corning Inc.	8,021,760

		14,712,210

	Computer Hardware — 0.9%
171,000	Apple Inc.	18,637,290
5,000	SanDisk Corp.	380,400

		19,017,690

	Computer Software and Services — 1.5%
10,000	Alphabet Inc., Cl. A†	7,629,000
12,027	Alphabet Inc., Cl. C†	8,959,514
30,000	Blucora Inc.†	154,800
15,000	CyrusOne Inc.	684,750
90,000	EarthLink Holdings Corp.	510,300
35,000	eBay Inc.†	835,100
40,000	Internap Corp.†	109,200
190,000	Microsoft Corp.	10,493,700
110,000	Yahoo! Inc.†	4,049,100

		33,425,464

	Consumer Products — 3.4%
3,000	Altria Group Inc.	187,980
175,000	Avon Products Inc.	841,750
5,000	Church & Dwight Co. Inc.	460,900
70,000	Coty Inc., Cl. A	1,948,100
174,000	Edgewell Personal Care Co.	14,012,220
65,000	Energizer Holdings Inc.	2,633,150
100,000	Hanesbrands Inc.	2,834,000
42,000	Harman International Industries Inc.	3,739,680
15,000	Kimberly-Clark Corp.	2,017,650
29,000	Philip Morris International Inc.	2,845,190
7,000	Stanley Black & Decker Inc.	736,470
875,000	Swedish Match AB	29,704,678

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
145,000	The Procter & Gamble Co.	$11,934,950

		73,896,718

	Consumer Services — 0.4%
65,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,641,250
167,500	The ADT Corp.	6,911,050

		8,552,300

	Diversified Industrial — 4.7%
92,000	Bouygues SA	3,753,030
55,000	Eaton Corp. plc	3,440,800
942,000	General Electric Co.	29,946,180
40,000	Griffon Corp.	618,000
331,000	Honeywell International Inc.	37,088,550
56,000	ITT Corp.	2,065,840
5,600	Jardine Strategic Holdings Ltd.	167,160
20,000	Pentair plc	1,085,200
4,000	Sulzer AG	397,275
252,000	Textron Inc.	9,187,920
300,000	Toray Industries Inc.	2,556,844
325,000	Tyco International plc	11,930,750

		102,237,549

	Electronics — 1.6%
12,000	Agilent Technologies Inc.	478,200
13,000	Emerson Electric Co.	706,940
240,000	Intel Corp.	7,764,000
425,000	Sony Corp., ADR	10,931,000
70,000	TE Connectivity Ltd.	4,334,400
100,000	Texas Instruments Inc.	5,742,000
30,000	Thermo Fisher Scientific Inc.	4,247,700

		34,204,240

	Energy and Utilities: Electric — 0.7%
13,000	ALLETE Inc.	728,910
13,000	American Electric Power Co. Inc.	863,200
105,000	Cleco Corp.	5,797,050
13,000	Edison International	934,570
17,000	El Paso Electric Co.	779,960
70,000	Electric Power Development Co. Ltd.	2,186,237
40,000	Great Plains Energy Inc.	1,290,000
13,000	Pinnacle West Capital Corp.	975,910
45,000	The AES Corp.	531,000
42,000	WEC Energy Group Inc.	2,522,940

		16,609,777

	Energy and Utilities: Integrated — 2.0%
27,000	Avista Corp.	1,101,060
10,000	Black Hills Corp.	601,300
26,000	Chubu Electric Power Co. Inc.	363,046
395,000	CONSOL Energy Inc.	4,459,550
100,000	Edison SpA†	57,066

Shares		Market Value

20,000	Endesa SA	$383,928
230,000	Enel SpA	1,020,175
95,208	Eversource Energy	5,554,435
39,000	Hawaiian Electric Industries Inc.	1,263,600
401,000	Hera SpA	1,198,241
10,000	Hokkaido Electric Power Co. Inc.†	83,789
24,000	Hokuriku Electric Power Co.	339,704
45,000	Iberdrola SA, ADR	1,204,650
127,000	Korea Electric Power Corp., ADR†	3,270,250
40,000	Kyushu Electric Power Co. Inc.†	380,648
30,000	MGE Energy Inc.	1,567,500
27,000	National Grid plc, ADR	1,928,340
56,000	NextEra Energy Inc.	6,627,040
49,000	NiSource Inc.	1,154,440
57,000	OGE Energy Corp.	1,631,910
14,000	Ormat Technologies Inc.	577,360
31,000	Public Service Enterprise Group Inc.	1,461,340
58,000	Shikoku Electric Power Co. Inc.	777,662
50,000	The Chugoku Electric Power Co. Inc.	675,285
32,000	The Empire District Electric Co.	1,057,600
20,000	The Kansai Electric Power Co. Inc.†	177,120
45,000	Tohoku Electric Power Co. Inc.	580,568
28,000	Vectren Corp.	1,415,680
63,000	Westar Energy Inc.	3,125,430

		44,038,717

	Energy and Utilities: Natural Gas — 1.6%
88,124	California Resources Corp.	90,767
49,000	Columbia Pipeline Group Inc.	1,229,900
50,000	Delta Natural Gas Co. Inc.	1,157,500
100,000	Kinder Morgan Inc.	1,786,000
306,000	National Fuel Gas Co.	15,315,300
10,000	ONE Gas Inc.	611,000
13,500	ONEOK Inc.	403,110
93,000	Sempra Energy	9,676,650
30,000	South Jersey Industries Inc.	853,500
48,000	Southwest Gas Corp.	3,160,800

		34,284,527

	Energy and Utilities: Oil — 5.7%
88,500	Anadarko Petroleum Corp.	4,121,445
54,000	Apache Corp.	2,635,740
167,500	BP plc, ADR	5,055,150
68,000	Chesapeake Energy Corp.	280,160
156,000	Chevron Corp.	14,882,400
247,700	ConocoPhillips	9,974,879
84,000	Devon Energy Corp.	2,304,960
130,000	Eni SpA, ADR	3,928,600
186,200	Exxon Mobil Corp.	15,564,458
47,000	Hess Corp.	2,474,550
331,000	Marathon Oil Corp.	3,687,340
200,000	Marathon Petroleum Corp.	7,436,000
79,000	Murphy Oil Corp.	1,990,010

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
200,000	Occidental Petroleum Corp.	$13,686,000
200	PetroChina Co. Ltd., ADR	13,260
12,000	Petroleo Brasileiro SA, ADR†	70,080
98,000	Phillips 66	8,485,820
210,000	Repsol SA, ADR	2,375,100
220,000	Royal Dutch Shell plc, Cl. A, ADR	10,659,000
530,000	Statoil ASA, ADR	8,246,800
145,000	Total SA, ADR	6,585,900

		124,457,652

	Energy and Utilities: Services — 2.0%
52,000	ABB Ltd., ADR	1,009,840
77,000	Cameron International Corp.†	5,162,850
70,000	Diamond Offshore Drilling Inc.	1,521,100
423,600	Halliburton Co.	15,130,992
6,000	Noble Corp. plc	62,100
24,000	Oceaneering International Inc.	797,760
110,000	Schlumberger Ltd.	8,112,500
4,928	Seventy Seven Energy Inc.†	2,859
1,590,000	Weatherford International plc†	12,370,200

		44,170,201

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	472,320
36,000	American Water Works Co. Inc.	2,481,480
74,000	Aqua America Inc.	2,354,680
30,000	Severn Trent plc	936,288
50,000	SJW Corp.	1,817,500
9,000	The York Water Co.	274,680
6,000	United Utilities Group plc, ADR	159,000

		8,495,948

	Entertainment — 2.2%
34,000	Take-Two Interactive Software Inc.†	1,280,780
31,066	The Madison Square Garden Co, Cl. A†	5,168,140
25,000	The Walt Disney Co.	2,482,750
175,000	Time Warner Inc.	12,696,250
223,000	Twenty-First Century Fox Inc., Cl. A	6,217,240
238,000	Twenty-First Century Fox Inc., Cl. B	6,711,600
121,000	Viacom Inc., Cl. B	4,994,880
385,000	Vivendi SA	8,095,948

		47,647,588

	Environmental Services — 1.5%
180,200	Progressive Waste Solutions Ltd.	5,591,606
240,000	Republic Services Inc.	11,436,000
23,000	Veolia Environnement SA	554,056
8,000	Waste Connections Inc.	516,720
260,000	Waste Management Inc.	15,340,000

		33,438,382

Shares		Market Value

	Equipment and Supplies — 1.5%
93,000	CIRCOR International Inc.	$4,314,270
52,000	Graco Inc.	4,365,920
170,000	Mueller Industries Inc.	5,001,400
705,000	RPC Inc.	9,996,900
124,000	Sealed Air Corp.	5,953,240
58,000	Tenaris SA, ADR	1,436,080
90,000	The Timken Co.	3,014,100

		34,081,910

	Financial Services — 16.7%
8,000	Alleghany Corp.†	3,969,600
492,200	American Express Co.	30,221,080
675,000	American International Group Inc.	36,483,750
310,000	Bank of America Corp.	4,191,200
9,000	Berkshire Hathaway Inc., Cl. B†	1,276,920
70,000	Blackhawk Network Holdings Inc.†	2,401,000
20,000	BlackRock Inc.	6,811,400
140,000	Citigroup Inc.	5,845,000
110,000	CME Group Inc.	10,565,500
4,000	Credit Acceptance Corp.†	726,200
31,000	Cullen/Frost Bankers Inc.	1,708,410
120,000	Discover Financial Services	6,110,400
246,666	Fifth Street Finance Corp.	1,238,263
200,000	First Niagara Financial Group Inc.	1,936,000
95,000	FNF Group	3,220,500
30,000	FNFV Group†	325,500
109,966	H&R Block Inc.	2,905,302
30,000	Hennessy Capital Acquisition Corp. II†	294,600
25,000	Hong Kong Exchanges and Clearing Ltd.	602,010
38,000	HSBC Holdings plc, ADR	1,182,560
200,000	Invesco Ltd.	6,154,000
578,700	JPMorgan Chase & Co.	34,270,614
30,000	Kinnevik Investment AB, Cl. B	851,045
89,250	KKR & Co. LP	1,311,083
440,103	Legg Mason Inc.	15,262,772
43,000	M&T Bank Corp.	4,773,000
275,000	Morgan Stanley	6,877,750
72,000	National Australia Bank Ltd., ADR	720,000
190,000	Navient Corp.	2,274,300
170,000	New York Community Bancorp Inc.	2,703,000
114,000	Northern Trust Corp.	7,429,380
190,000	PayPal Holdings Inc.†	7,334,000
40,000	Resona Holdings Inc.	142,734
205,000	SLM Corp.†	1,303,800
224,000	State Street Corp.	13,108,480
172,000	T. Rowe Price Group Inc.	12,635,120
874,000	The Bank of New York Mellon Corp.	32,189,420
141,000	The Blackstone Group LP	3,955,050
200,000	The Hartford Financial Services Group Inc.	9,216,000
287,000	The PNC Financial Services Group Inc.	24,271,590
123,000	The Travelers Companies Inc.	14,355,330

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
130,000	U.S. Bancorp	$5,276,700
53,000	W. R. Berkley Corp.	2,978,600
138,000	Waddell & Reed Financial Inc., Cl. A	3,248,520
653,500	Wells Fargo & Co.	31,603,260
7,550	Willis Towers Watson plc	895,883

		367,156,626

	Food and Beverage — 13.3%
8,000	Ajinomoto Co. Inc.	180,514
5,000	Brown-Forman Corp., Cl. B	492,350
115,000	Campbell Soup Co.	7,335,850
1,000,000	China Mengniu Dairy Co. Ltd.	1,590,749
66,000	Chr. Hansen Holding A/S	4,430,572
269,000	ConAgra Foods Inc.	12,002,780
35,000	Constellation Brands Inc., Cl. A	5,288,150
237,222	Danone SA	16,873,667
1,950,000	Davide Campari-Milano SpA	19,493,121
21,141	Diageo plc, ADR	2,280,480
233,000	Dr Pepper Snapple Group Inc.	20,834,860
524,000	General Mills Inc.	33,195,400
18,000	Heineken Holding NV	1,404,672
279,000	ITO EN Ltd.	8,812,875
42,800	Kellogg Co.	3,276,340
370,000	Kikkoman Corp.	12,164,023
90,000	Maple Leaf Foods Inc.	1,881,424
788,000	Mondelēz International Inc., Cl. A	31,614,560
150,000	Morinaga Milk Industry Co. Ltd.	803,679
32,000	Nestlé SA	2,391,139
35,000	Nestlé SA, ADR	2,611,350
168,000	NISSIN FOODS HOLDINGS CO. LTD.	7,896,575
1,610,650	Parmalat SpA	4,457,278
339,450	Parmalat SpA, GDR(a)(b)	940,752
212,000	PepsiCo Inc.	21,725,760
62,000	Pernod Ricard SA	6,913,895
10,000	Post Holdings Inc.†	687,700
25,000	Remy Cointreau SA	1,898,021
18,000	Suntory Beverage & Food Ltd.	810,876
193,666	The Kraft Heinz Co.	15,214,401
567,000	The Coca-Cola Co.	26,303,130
7,000	The J.M. Smucker Co.	908,880
30,000	Unilever plc, ADR	1,355,400
324,000	Yakult Honsha Co. Ltd.	14,351,060

		292,422,283

	Health Care — 9.9%
134,000	Abbott Laboratories	5,605,220
50,000	AbbVie Inc.	2,856,000
43,297	AdCare Health Systems Inc.	100,449
26,655	Aetna Inc.	2,994,689
90,000	Akorn Inc.†	2,117,700
140,000	Alere Inc.†	7,085,400

Shares		Market Value

60,000	Allergan plc†	$16,081,800
32,000	AmerisourceBergen Corp.	2,769,600
25,000	Amgen Inc.	3,748,250
10,000	Anthem Inc.	1,389,900
144,866	Baxalta Inc.	5,852,586
159,699	Baxter International Inc.	6,560,435
10,000	Becton, Dickinson and Co.	1,518,200
525,000	BioScrip Inc.†	1,123,500
68,676	Bristol-Myers Squibb Co.	4,387,023
7,000	Chemed Corp.	948,150
45,000	Cigna Corp.	6,175,800
45,000	DaVita HealthCare Partners Inc.†	3,302,100
100,000	Eli Lilly & Co.	7,201,000
10,000	Express Scripts Holding Co.†	686,900
40,000	Gerresheimer AG	3,137,424
60,000	Gilead Sciences Inc.	5,511,600
60,000	HCA Holdings Inc.†	4,683,000
12,500	Henry Schein Inc.†	2,157,875
24,000	Humana Inc.	4,390,800
8,000	ICU Medical Inc.†	832,800
115,000	Johnson & Johnson	12,443,000
110,000	Kindred Healthcare Inc.	1,358,500
13,500	Laboratory Corp. of America Holdings†	1,581,255
50,000	Mallinckrodt plc†	3,064,000
25,000	McKesson Corp.	3,931,250
22,000	Mead Johnson Nutrition Co.	1,869,340
178,620	Medtronic plc	13,396,500
251,000	Merck & Co. Inc.	13,280,410
50,000	Mylan NV†	2,317,500
50,000	Myriad Genetics Inc.†	1,871,500
45,000	Orthofix International NV†	1,868,400
112,500	Owens & Minor Inc.	4,547,250
94,000	Patterson Companies Inc.	4,373,820
669,548	Pfizer Inc.	19,845,403
30,000	St. Jude Medical Inc.	1,650,000
40,000	Stryker Corp.	4,291,600
25,000	Team Health Holdings Inc.†	1,045,250
40,000	Tenet Healthcare Corp.†	1,157,200
20,000	The Cooper Companies Inc.	3,079,400
51,000	UnitedHealth Group Inc.	6,573,900
20,000	Zimmer Biomet Holdings Inc.	2,132,600
197,159	Zoetis Inc.	8,740,058

		217,636,337

	Hotels and Gaming — 0.4%
19,000	Accor SA	805,134
115,000	Boyd Gaming Corp.†	2,375,900
400,000	Ladbrokes plc	670,439
53,000	Las Vegas Sands Corp.	2,739,040
400,000	Mandarin Oriental International Ltd.	544,000
10,000	Ryman Hospitality Properties Inc.	514,800

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
6,000	Wyndham Worldwide Corp.	$458,580

		8,107,893

	Machinery — 1.2%
689,040	CNH Industrial NV	4,657,910
88,000	Deere & Co.	6,775,120
342,000	Xylem Inc.	13,987,800

		25,420,830

	Metals and Mining — 1.0%
70,000	Agnico Eagle Mines Ltd.	2,531,200
250,000	Alcoa Inc.	2,395,000
20,000	Alliance Holdings GP LP	292,400
100,000	Barrick Gold Corp.	1,358,000
8,000	BHP Billiton Ltd., ADR	207,200
30,000	Franco-Nevada Corp.	1,842,387
410,000	Freeport-McMoRan Inc.	4,239,400
13,000	Labrador Iron Ore Royalty Corp.	117,613
330,000	Newmont Mining Corp.	8,771,400
3,200	South32 Ltd., ADR†	17,536
50,000	TimkenSteel Corp.	455,000

		22,227,136

	Paper and Forest Products — 0.4%
204,000	International Paper Co.	8,372,160

	Publishing — 0.1%
400	Graham Holdings Co., Cl. B	192,000
107,000	News Corp., Cl. B	1,417,750

		1,609,750

	Real Estate — 0.4%
19,500	Brookfield Asset Management Inc., Cl. A	678,405
24,000	Communications Sales & Leasing Inc.†	534,000
71,779	Crown Castle International Corp.	6,208,884
18,000	Forest City Realty Trust Inc., Cl. A	379,620
16,000	QTS Realty Trust Inc., Cl. A	758,080

		8,558,989

	Retail — 5.3%
250,000	Best Buy Co. Inc.	8,110,000
80,000	CST Brands Inc.	3,063,200
354,000	CVS Health Corp.	36,720,420
490,000	Hertz Global Holdings Inc.†	5,159,700
139,300	Ingles Markets Inc., Cl. A	5,223,750
5,181	J Alexander’s Holdings Inc.†	54,711
25,000	Kohl’s Corp.	1,165,250
90,000	Lowe’s Companies Inc.	6,817,500
104,000	Macy’s Inc.	4,585,360
50,000	Murphy USA Inc.†	3,072,500
20,000	Outerwall Inc.	739,800
94,800	Rush Enterprises Inc., Cl. B†	1,731,048
255,000	Sally Beauty Holdings Inc.†	8,256,900

Shares		Market Value

120,000	Seven & i Holdings Co. Ltd.	$5,109,423
40,000	The Home Depot Inc.	5,337,200
178,500	Walgreens Boots Alliance Inc.	15,036,840
20,000	Wal-Mart Stores Inc.	1,369,800
137,000	Whole Foods Market Inc.	4,262,070

		115,815,472

	Specialty Chemicals — 2.0%
51,000	Air Products & Chemicals Inc.	7,346,550
49,000	Airgas Inc.	6,940,360
36,000	Ashland Inc.	3,958,560
85,000	Chemtura Corp.†	2,244,000
134,000	E. I. du Pont de Nemours and Co.	8,484,880
500,000	Ferro Corp.†	5,935,000
75,000	H.B. Fuller Co.	3,183,750
89,000	Olin Corp.	1,545,930
5,000	Praxair Inc.	572,250
9,000	The Chemours Co.	63,000
94,000	The Dow Chemical Co.	4,780,840

		45,055,120

	Telecommunications — 4.7%
352,000	AT&T Inc.	13,787,840
238,479	BCE Inc.	10,860,334
480,000	Deutsche Telekom AG, ADR	8,596,800
40,000	Harris Corp.	3,114,400
195,000	Hellenic Telecommunications Organization SA, ADR	848,250
40,500	Loral Space & Communications Inc.†	1,422,765
50,000	Orange SA, ADR	869,000
50,000	Pharol SGPS SA†	7,624
39,000	Proximus SA	1,332,899
50,084	Telefonica SA, ADR	557,435
295,000	Telekom Austria AG	1,815,028
23,000	Telenet Group Holding NV†	1,164,251
148,000	Telephone & Data Systems Inc.	4,453,320
110,000	Telstra Corp. Ltd., ADR	2,239,600
135,000	TELUS Corp.	4,391,550
776,086	Verizon Communications Inc.	41,970,731
40,000	VimpelCom Ltd., ADR	170,400
176,545	Vodafone Group plc, ADR	5,658,267

		103,260,494

	Transportation — 0.6%
239,000	GATX Corp.	11,352,500
16,500	Kansas City Southern	1,409,925

		12,762,425

	Wireless Communications — 0.4%
3,100,000	Cable & Wireless Communications plc	3,430,543

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
124,000	United States Cellular Corp.†	$5,665,560

		9,096,103

	TOTAL COMMON STOCKS	2,117,274,893

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250%, Ser. A	22,470

	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	5,477,120

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750%	1,125

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,570,500

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,071,215

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
22,000	AdCare Health Systems Inc., 10.875%, Ser. A	476,300

133,681	The Phoenix Companies Inc., 7.450%	2,416,952

		2,893,252

	TOTAL PREFERRED STOCKS	2,893,252

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	180,000
400,000	Safeway PDC, CVR, expire 01/30/17†	19,520

		199,520

	TOTAL RIGHTS	199,520

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
306,400	Kinder Morgan Inc., expire 05/25/17†	11,184

Principal Amount		Market Value
	CORPORATE BONDS — 0.6%
	Aerospace — 0.2%
$2,500,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%,12/31/39	$4,550,000

	Diversified Industrial — 0.4%
7,900,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	9,114,625

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%,05/15/24	67,207

	TOTAL CORPORATE BONDS	13,731,832

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
52,342,000	U.S. Treasury Bills, 0.025% to 0.587%††, 04/07/16 to 09/22/16	52,313,007

	TOTAL INVESTMENTS — 100.0% (Cost $1,599,548,747)	$2,194,494,903

	Aggregate tax cost	$1,618,763,271

	Gross unrealized appreciation	$682,741,878
	Gross unrealized depreciation	(107,010,246)

	Net unrealized appreciation/depreciation	$575,731,632

(a)	At March 31, 2016, the Fund held a restricted and illiquid security amounting to $940,752 or 0.04% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/16 Carrying Value Per Share

339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.7714

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of Rule 144A securities amounted to $10,055,377 or 0.46% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	82.8%	$1,816,760,772
Europe	12.8	280,517,499
Japan	3.2	69,323,661
Latin America	0.9	20,823,115
Asia/Pacific	0.3	7,069,856

Total Investments	100.0%	$2,194,494,903

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$ 10,561,811	$ 1,430,923	—	$ 11,992,734
Energy and Utilities: Integrated	43,981,651	—	$ 57,066	44,038,717
Food and Beverage	291,481,531	940,752	—	292,422,283
Other Industries(a)	1,768,821,159	—	—	1,768,821,159

Total Common Stocks	2,114,846,152	2,371,675	57,066	2,117,274,893

Preferred Stocks (a)	2,893,252	—	—	2,893,252
Convertible Preferred Stocks
Broadcasting	—	22,470	—	22,470
Financial Services	—	—	1,125	1,125
Other Industries (a)	8,047,620	—	—	8,047,620

Total Preferred Stocks and Convertible Preferred Stocks	10,940,872	22,470	1,125	10,964,467

Rights (a)	—	—	199,520	199,520
Warrants (a)	11,184	—	—	11,184
Corporate Bonds (a)	—	13,664,625	67,207	13,731,832
U.S. Government Obligations	—	52,313,007	—	52,313,007

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,125,798,208	$68,371,777	$324,918	$2,194,494,903

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2016, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary &

Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GDV Q1/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

* Print the name and title of each signing officer under his or her signature.